Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net income	$ 1,729	$ 1,569	$ 1,812	$ (136)	$ 2,203	$ (1,572)	$ 740	$ 1,451	$ 4,974	$ 2,822	$ 2,857
Less: Preferred stock dividends			114	223	231	228	296	370	337	1,125	1,513
Less: Accretion of discount on preferred stock			206	72	72	72	396	119	278	659	476
Net income available to common shareholders	1,729	1,569	1,492	(431)	1,900	(1,872)	48	962	4,359	1,038	868
Basic earnings per share (in dollars per share)	$ 0.34	$ 0.31	$ 0.30	$ (0.09)	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ 0.87	$ 0.21	$ 0.17
Diluted earnings per common share:
Net income	1,729	1,569	1,812	(136)	2,203	(1,572)	740	1,451	4,974	2,822	2,857
Less: Preferred stock dividends			114	223	231	228	296	370	337	1,125	1,513
Less: Accretion of discount on preferred stock			206	72	72	72	396	119	278	659	476
Net income available to common shareholders	$ 1,729	$ 1,569	$ 1,492	$ (431)	$ 1,900	$ (1,872)	$ 48	$ 962	$ 4,359	$ 1,038	$ 868
Average shares outstanding									5,032,679	5,032,679	5,032,679
Average shares outstanding including dilutive stock options (in shares)									5,032,679	5,032,679	5,032,679
Diluted earnings per share (in dollars per share)	$ 0.34	$ 0.31	$ 0.30	$ (0.09)	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ 0.87	$ 0.21	$ 0.17